Employee compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee Compensation Expense [Abstract]
Salary and short-term employee benefits	$ 13	$ 17
Retirement benefits	2	2
Equity-based compensation	4	36
Employee compensation expense	19	55
Employee Compensation Accruals [Abstract]
Compensation	6	7
Equity-based compensation	35	46
Employee compensation payable	$ 41	$ 53